INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Net earned premiums	£ 7,930	£ 8,068	£ 4,792
Life insurance contracts [member]
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums	7,355	7,298	4,043
Net earned premiums	7,187	7,210	3,921
Life insurance contracts [member] | Life and pensions [Member]
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums	6,273	5,613	3,613
Life insurance contracts [member] | Annuities [member]
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums	1,082	1,685	430
Life insurance contracts [member] | Ceded reinsurance premiums [Member]
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums	(168)	(88)	(122)
Non-life insurance contracts [member]
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Net earned premiums	£ 743	£ 858	£ 871